Commitments, contingencies and guarantees (Tables)	12 Months Ended
Mar. 31, 2019
Commitments, Contingencies and Guarantees [Abstract]
Commitments outstanding

	Millions of yen
	March 31
	2018	2019
Commitments to extend credit	¥965,942	¥2,694,368
Liquidity facilities to central clearing counterparties	249,273	1,593,439
Commitments to invest	13,273	14,413

Maturity schedule of commitments

	Millions of yen
	Total contractual amount	Years to maturity
		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥2,694,368	¥1,737,305	¥97,933	¥225,151	¥633,979
Liquidity facilities to central clearing counterparties	1,593,439	1,593,439	—	—	—
Commitments to invest	14,413	865	2	362	13,184

Maturity schedule of purchase obligations

	Millions of yen
	Total	Years of payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Purchase obligations	¥69,003	¥21,985	¥17,910	¥16,400	¥12,144	¥564	¥—

Information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	March 31
	2018		2019
	Carrying value	Maximum potential payout / Notional total	Carrying value	Maximum potential payout / Notional total
Derivative contracts(1)(2)	¥4,023,893	¥260,885,770	¥4,315,743	¥281,605,308
Standby letters of credit and other guarantees(3)	92	5,189	80	5,764

(1)	Credit derivatives are disclosed in Note 3 “Derivative instruments and hedging activities” and are excluded from derivative contracts.
(2)	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
(3)	The amounts of collaterals held in connection with standby letters of credit and other guarantees as of March 31, 2018 and March 31, 2019 was ¥2,559 million and ¥2,481 million, respectively.

Maturity information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	Carrying value	Maximum potential payout/Notional
		Total	Years to Maturity
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥4,315,743	¥281,605,308	¥72,346,752	¥96,669,268	¥33,747,897	¥78,841,391
Standby letters of credit and other guarantees	80	5,764	11	335	5,417	1